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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Algebris Investments (UK) LLP
                 -------------------------------
   Address:      7 Clifford Street
                 -------------------------------
                 London W1S 2WE
                 -------------------------------
                 England
                 -------------------------------

Form 13F File Number: 028-12922
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angus Milne
         -------------------------------
Title:   Head of Compliance
         -------------------------------
Phone:   +44 20 7440 2330
         -------------------------------

Signature, Place, and Date of Signing:

                                       London, England
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          8
                                        --------------------

Form 13F Information Table Value Total:       235,242
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                        2
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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS  CUSIP     (x$1000) PRN AMT    PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
NATIONAL CITY CORP           NOTE 4.000% 2/0 635405AW3   27,900 30,000,000 SH       SOLE         N/A    30,000,000
------------------------------------------------------------------------------------------------------------------------------
BANCO SANTANDER SA           ADR             05964H105   68,103  9,870,060 SH       SOLE         N/A     9,870,060
------------------------------------------------------------------------------------------------------------------------------
HARTFORD FINL SVCS GROUP INC COM             416515104   30,474  3,882,200 SH       SOLE         N/A     3,882,200
------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION  COM             60505104    23,850  3,497,000 SH       SOLE         N/A     3,497,000
------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP          COM             316773100    8,176  2,800,000 SH       SOLE         N/A     2,800,000
------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO          COM             46625H100   13,011    489,500 SH       SOLE         N/A       489,500
------------------------------------------------------------------------------------------------------------------------------
STATE STR CORP               COM             857477103   57,940  1,882,700 SH       SOLE         N/A     1,882,700
------------------------------------------------------------------------------------------------------------------------------
WEBSTER FINL CORP CONN       COM             947890109    5,788  1,361,771 SH       SOLE         N/A     1,361,771
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